Schedule of Investments (unaudited) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.5%
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	$1,220	$1,533,272

Arizona — 5.8%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/42	3,300	3,375,240
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	215	233,892
Series G, 5.00%, 07/01/47	430	498,538
City of Phoenix Civic Improvement Corp., ARB,
Series B, AMT, Junior Lien, 3.25%, 07/01/49	4,000	4,245,960
Salt Verde Financial Corp., RB 5.00%, 12/01/32	1,095	1,461,475
5.00%, 12/01/37	4,885	6,970,406

		16,785,511

Arkansas — 2.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	1,550	1,742,928
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	755	827,865
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	1,250	1,396,538
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,878,315
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	530,891

		7,376,537

California — 14.0%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/33(c)	3,420	2,742,737
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	732	871,409
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 4.00%, 11/01/45	3,330	3,538,192
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	725	763,447
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	1,500	1,728,915
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	735	748,502
Series A-2, 5.00%, 06/01/47	830	857,896
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(d)	2,475	3,231,904
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, (BAM), 4.00%, 03/01/42	2,460	2,770,969
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(c)	12,000	7,920,360
Palomar Community College District, GO, CAB
Series B, 0.00%, 08/01/30(c)	2,270	2,059,208
Series B, Convertible, 6.20%, 08/01/39(d)	4,000	5,140,440
San Diego Community College District, GO, CAB, 6.00%, 08/01/33	4,200	5,505,444

Security	Par (000)	Value

California (continued)
State of California, Refunding GO 5.00%, 02/01/38	$2,000	$2,141,700
4.00%, 10/01/44	510	564,983

		40,586,106

Colorado — 0.5%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	970	1,087,816
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	295	340,566

		1,428,382

Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-1, (HUD SECT 8), 3.25%, 11/15/54	550	579,805
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 07/01/41	1,450	1,673,706
State of Connecticut, GO, Series B, 3.00%, 06/01/38	1,500	1,682,025

		3,935,536

District of Columbia — 0.9%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series A, 5.00%, 10/01/53	2,505	2,576,142

Florida — 8.2%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	107,639
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	465	170,678
Series A, 0.00%, 09/01/53	500	153,215
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	365	427,543
County of Miami-Dade Florida, RB, CAB(c) 0.00%, 10/01/32	5,000	3,897,200
0.00%, 10/01/33	15,375	11,603,512
County of Miami-Dade Seaport Department, ARB, Series B, AMT, 6.00%, 10/01/32	3,000	3,353,250
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	445	245,569
Series A-2, 0.00%, 10/01/42	595	315,368
Series A-2, 0.00%, 10/01/43	540	274,752
Series A-2, 0.00%, 10/01/44	550	269,313
Series A-2, 0.00%, 10/01/45	465	219,247
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,000	1,168,690
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/52	1,130	1,364,272
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	125	155,009

		23,725,257

Georgia — 0.7%
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	245	285,881
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	525	644,815

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	$415	$473,515
5.00%, 01/01/56	565	688,927

		2,093,138

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB 5.25%, 11/15/37	600	633,336
AMT, 4.00%, 03/01/37	2,770	3,094,949

		3,728,285

Idaho — 1.1%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	3,000	3,327,990

Illinois — 6.7%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,393,895
Series D, 5.00%, 12/01/46	1,635	1,821,431
Series H, 5.00%, 12/01/36	375	456,870
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	550	647,207
Series C, 5.00%, 12/01/34	370	454,882
Series D, 5.00%, 12/01/26	675	817,033
Series F, 5.00%, 12/01/22	505	534,820
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,900	2,090,608
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,439,120
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(e)	1,000	1,016,490
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	545	621,632
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	590	708,083
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	455	526,845
State of Illinois, GO 5.00%, 02/01/39	1,000	1,095,520
5.50%, 05/01/39	1,610	2,109,696
Series A, 5.00%, 04/01/38	200	211,204
Series D, 5.00%, 11/01/28	1,585	1,957,570
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(b)	610	653,792

		19,556,698

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Series B, 5.25%, 12/01/50(a)	2,050	2,256,333

Kansas — 0.6%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/39	640	703,097
Seward County Unified School District No.480 Liberal, Refunding GO, 5.00%, 09/01/39.	1,085	1,142,093

		1,845,190

Kentucky — 6.0%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,000	2,424,040

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(e)	$3,400	$3,652,450
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/23(c)	8,500	8,321,925
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Series C, Convertible, 6.45%, 07/01/34	1,000	1,248,000
Series C, Convertible, 6.60%, 07/01/39	1,395	1,724,778

		17,371,193

Louisiana — 0.7%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(e)	1,790	2,028,392

Maine — 0.2%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	505	560,373

Maryland — 0.2%
Anne Arundel County Consolidated Special Taxing District, ST 5.13%, 07/01/36	260	270,400
5.25%, 07/01/44	260	268,304

		538,704

Massachusetts — 2.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	1,094,319
Series A, 5.00%, 01/01/47	1,010	1,197,648
Massachusetts Development Finance Agency, Refunding RB 4.00%, 07/01/39	1,375	1,564,997
5.00%, 04/15/40	600	657,192
Series A, 4.00%, 06/01/49	235	269,340
Massachusetts Educational Financing Authority, RB, Series C, AMT, Subordinate, 3.00%, 07/01/51	455	462,667
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.85%, 06/01/46	35	38,096
Series C-1, 2.90%, 12/01/39	365	384,728
Series D-1, 2.55%, 12/01/50	440	441,945
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 182, AMT, 3.30%, 12/01/28	1,000	1,071,530
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	700	904,351

		8,086,813

Michigan — 4.1%
Michigan Finance Authority, RB, Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(e)	360	375,548
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	1,014,156
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 06/01/22(e)	4,150	4,284,916
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	3,245	3,508,234
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49	740	780,508

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing (continued)
Series B, 2.95%, 12/01/39	$375	$392,438
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,250	1,520,888

		11,876,688

Minnesota — 1.5%
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	700	748,531
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,981,883
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	348,228
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	555,206
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	615	684,919

		4,318,767

Mississippi — 0.2%
County of Warren Mississippi, RB, Series A, 5.38%, 12/01/35	600	609,420

Missouri — 3.0%
Health & Educational Facilities Authority of the State of Missouri, RB 5.25%, 10/01/21(e)	500	504,190
4.13%, 02/15/43	700	712,824
Series A, 5.00%, 10/01/23(e)	750	829,883
Series A, 5.00%, 06/01/42	860	1,051,040
Series A, 5.00%, 06/01/47	1,230	1,493,564
Series C-2, 5.00%, 10/01/34	1,500	1,647,195
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,015	1,174,243
Missouri Development Finance Board, RB, Series B, 5.00%, 11/01/41	1,350	1,365,107

		8,778,046

Nebraska — 1.7%
Central Plains Energy Project, RB, 5.00%, 09/01/42	900	944,847
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	600	703,200
Nebraska Public Power District, Refunding RB
Series A, 5.00%, 01/01/32	2,535	2,585,243
Series A, 4.00%, 01/01/44	600	607,568

		4,840,858

Nevada — 0.6%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,660,155
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(b)	125	138,020

		1,798,175

New Hampshire(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	505	530,866
Series C, AMT, 4.88%, 11/01/42	220	232,292

		763,158

Security	Par (000)	Value

New Jersey — 7.5%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	$1,510	$30,200
New Jersey Economic Development Authority, RB Series B, 4.50%, 06/15/40	1,930	2,331,459
Series DDD, 5.00%, 06/15/42	160	193,298
AMT, (AGM), 5.13%, 07/01/42	300	327,666
Series B, AMT, 5.63%, 11/15/30	990	1,114,898
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/25	500	522,195
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	1,120	1,225,649
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 3.25%, 12/01/39	1,970	2,115,209
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/42	395	411,306
Series AA, 5.00%, 06/15/38	290	325,186
Series AA, 5.00%, 06/15/45	2,055	2,451,843
Series AA, 5.00%, 06/15/46	600	684,252
Series AA, 3.00%, 06/15/50	360	385,099
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	1,600	1,190,384
New Jersey Transportation Trust Fund Authority, Refunding RB 4.00%, 12/15/39	820	959,228
Series A, 5.00%, 12/15/36	240	299,376
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	937,284
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	455	529,529
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,770	5,713,077

		21,747,138

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	680	789,419

New York — 6.7%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,838,158
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	30	31,691
Series C-1, 4.75%, 11/15/45	1,700	2,109,326
Series C-1, 5.00%, 11/15/50	550	683,749
Series C-1, 5.25%, 11/15/55	810	1,022,674
Series C-1, 5.00%, 11/15/56	320	379,853
Series D, 5.00%, 11/15/31	650	787,995
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA 542 (C)), 2.55%, 11/01/45 .	1,940	1,974,804
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,400	1,420,062
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	1,023,740
New York Liberty Development Corp., Refunding RB, Series 2, Class 2, 5.15%, 11/15/34(b)	640	720,947
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	350	417,459
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.50%, 11/01/45	2,635	2,693,919

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$315	$407,827
AMT, 5.00%, 10/01/40	900	1,150,704
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	470	534,475
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	950	1,075,504
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,332,515

		19,605,402

North Carolina — 0.3%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	630	741,888

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,785	4,441,243
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	3,000	3,077,910
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	1,050	1,209,505
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	650	765,031
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	30	32,746
State of Ohio, Refunding RB, Series A, 5.00%, 01/15/41	3,010	3,071,675

		12,598,110

Oklahoma — 0.9%
Oklahoma City Public Property Authority, Refunding RB 5.00%, 10/01/36	800	937,184
5.00%, 10/01/39	280	327,314
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	680	846,552
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	483,475

		2,594,525

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	669,415
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,854,470
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	440	459,809

		3,983,694

Pennsylvania — 9.2%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	703,610
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,785	3,215,728
Delaware River Port Authority, RB, 4.50%, 01/01/32	3,000	3,298,770
Mckeesport Area School District, Refunding GO, CAB, (FGIC, SAW), 0.00%, 10/01/31(c)(h)	500	427,100
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	565	633,235
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	780	915,018

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
AMT, 5.00%, 12/31/38	$1,610	$1,910,861
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	865,785
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	155	155,028
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 3.85%, 04/01/38	1,505	1,676,329
Pennsylvania Turnpike Commission, RB
Series C, 5.00%, 12/01/39	850	974,440
Series A, Subordinate, 4.00%, 12/01/49	710	823,486
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,735	3,230,719
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	2,000	2,429,800
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	800	968,376
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	4,648,255

		26,876,540

Puerto Rico — 6.0%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	495	507,222
5.63%, 05/15/43	530	536,169
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,145	2,221,298
Series A, Senior Lien, 5.13%, 07/01/37	615	636,131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,832,507
Series A-1, Restructured, 5.00%, 07/01/58	6,444	7,508,098
Series A-2, Restructured, 4.33%, 07/01/40	861	977,967
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,677,558
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,827	1,612,604

		17,509,554

Rhode Island — 3.5%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM, GTD), 3.75%, 05/15/32	1,845	2,136,344
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,565	1,700,889
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	1,000	1,131,760
Series B, 4.50%, 06/01/45	2,725	3,033,988
Series B, 5.00%, 06/01/50	2,000	2,289,840

		10,292,821

South Carolina — 1.9%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	755	805,132
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	1,895	2,345,934
South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	2,125	2,341,516

		5,492,582

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 4.4%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(e)	$2,945	$3,157,806
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	981,129
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	615	713,683
Johnson City Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/42	1,200	1,255,116
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB Series A, 5.00%, 07/01/40	1,075	1,275,788
Series A, 5.00%, 07/01/46	945	1,113,484
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	2,480	3,047,846
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	940	1,266,114

		12,810,966

Texas — 8.8%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	105	101,514
Central Texas Turnpike System, RB Series C, 5.00%, 08/15/37	1,970	2,226,021
Series C, 5.00%, 08/15/42	1,480	1,668,670
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/39	400	483,068
Sub-Series A, AMT, 4.00%, 07/01/40	320	385,293
Sub-Series A, AMT, 4.00%, 07/01/41	320	384,902
Sub-Series A, AMT, 4.00%, 07/01/47	310	362,055
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(c)	5,000	2,378,800
Leander Independent School District, Refunding GO, CAB(c)
Series D, (PSF), 0.00%, 08/15/24(e)	550	325,754
Series D, (PSF), 0.00%, 08/15/35	5,450	3,221,005
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/38(c)	16,780	8,893,904
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	1,096,424
Red River Education Finance Corp., RB, 5.25%, 03/15/23(e)	1,140	1,235,190
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	440	553,564
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	285	319,243
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	115	158,233
Texas Transportation Commission, RB, CAB(c) 0.00%, 08/01/35	420	259,148
0.00%, 08/01/36	235	137,947
0.00%, 08/01/37	305	170,150
0.00%, 08/01/38	315	167,344
0.00%, 08/01/44	1,370	531,190
0.00%, 08/01/45	1,800	662,130

		25,721,549

Security	Par (000)	Value

Utah — 0.5%
Utah Charter School Finance Authority, Refunding RB 5.25%, 06/15/37(b)	$205	$231,724
(UT), 4.00%, 04/15/42	600	647,298
5.38%, 06/15/48(b)	260	289,512
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA INS), 4.00%, 01/01/36	260	282,113

		1,450,647

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	295	309,594

Virginia — 2.0%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	780	795,741
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	1,046,696
Virginia Housing Development Authority, RB, M/F Housing, Series E, 3.15%, 12/01/49	1,515	1,586,008
Virginia Small Business Financing Authority, RB AMT, 5.00%, 01/01/48(a)(b)	745	788,463
AMT, Senior Lien, 6.00%, 01/01/37	1,440	1,513,008

		5,729,916

Washington — 1.9%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	725	784,552
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	625	745,113
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	1,905	2,454,954
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	470	597,069
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	763	900,925

		5,482,613

West Virginia — 0.5%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	730	819,023
West Virginia Parkways Authority, RB, Senior Lien, 5.00%, 06/01/47	570	748,758

		1,567,781

Wisconsin — 1.7%
Public Finance Authority, RB(b)
Series A, 5.00%, 06/01/36	100	114,977
Series A, 5.00%, 10/15/50	875	965,965
Series A, 5.00%, 06/01/51	320	355,907
Series A, 5.00%, 06/01/61	405	447,521
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	442,926
Wisconsin Housing & Economic Development Authority, RB, S/F Housing
Series A, 1.80%, 03/01/31	100	101,274
Series A, 1.85%, 09/01/31	80	81,051
Series A, 1.90%, 03/01/32	150	152,034
Series A, 1.95%, 09/01/32	110	111,518
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.05%, 11/01/36	280	280,773
Series A, (HUD SECT 8), 2.25%, 11/01/41	195	195,263

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing (continued) Series A, (HUD SECT 8), 2.45%, 11/01/46	$290	$291,035
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,500,027

		5,040,271

Total Municipal Bonds — 128.1% (Cost: $323,304,467)		372,669,974

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.5%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(j)	1,182	1,484,451

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	1,769	2,219,601

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,902	4,653,089

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,102	2,394,186

Florida — 1.6%
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	1,860	2,158,344
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	2,120	2,606,519

		4,764,863

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,552	1,713,040

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,200	1,349,196

Maryland — 1.2%
Maryland Stadium Authority, RB, 5.00%, 05/01/42	2,760	3,434,958

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,768,146

Michigan — 1.9%
Michigan Finance Authority, RB, 4.00%, 02/15/47	2,759	3,219,531
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,142	2,359,606

		5,579,137

Minnesota — 1.9%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,428,649

Nevada — 1.0%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,311	2,893,921

Security	Par (000)	Value

New Jersey — 0.6%
New Jersey Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	$1,606	$1,858,722

New York — 8.8%
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,764,032
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(j)	567	569,803
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,650	1,852,884
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(j)	2,145	2,219,282
New York City Water & Sewer System, Refunding RB Series BB, 4.00%, 06/15/47	6,000	6,290,820
Series CC, 5.00%, 06/15/23(e)	1,880	2,044,131
Series CC, 5.00%, 06/15/47	2,120	2,305,364
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	4,500	4,581,861
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	2,360	2,373,570
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,394	1,620,879

		25,622,626

Ohio — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49(j)	1,800	1,982,034

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(j)	2,399	2,830,656
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	914	984,398

		3,815,054

Texas — 4.8%
Aldine Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/42	2,609	3,190,029
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(e)	2,380	2,554,406
Houston Community College System, GO, 4.00%, 02/15/23(e)	2,160	2,289,730
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,680	1,918,661
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,409	1,458,835
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	698	766,227
Series A, (GNMA), 3.00%, 09/01/45	494	522,106
Series A, (GNMA), 3.75%, 09/01/49	383	420,087
Series A, (GNMA), 3.00%, 03/01/50	936	989,273

		14,109,354

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	$2,213	$2,488,693

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.8% (Cost: $82,726,373)		89,559,720

Total Long-Term Investments — 158.9% (Cost: $406,030,840)		462,229,694

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	4,256,898	4,257,749

Total Short-Term Securities — 1.5% (Cost: $4,257,749)		4,257,749

Total Investments — 160.4% (Cost: $410,288,589)		466,487,443

Other Assets Less Liabilities — 0.8%		2,227,520

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.9)%		(51,951,313)

VMTP Shares at Liquidation Value — (43.3)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$290,863,650

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 2, 2022 to February 15, 2047, is $6,705,374.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$7,420,831	$—	$(3,163,082	)(a)	$—	$—	$4,257,749	4,256,898	$71	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	111	09/21/21	$14,933	$(122,876)
U.S. Long Bond	69	09/21/21	11,383	(352,492)
5-Year U.S. Treasury Note	78	09/30/21	9,710	(54,205)

				$(529,573)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$372,669,974	$—	$372,669,974
Municipal Bonds Transferred to Tender Option Bond Trusts	—	89,559,720	—	89,559,720
Short-Term Securities
Money Market Funds	4,257,749	—	—	4,257,749

	$4,257,749	$462,229,694	$—	$466,487,443

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(529,573)	$—	$—	$(529,573)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(51,944,572)	$—	$(51,944,572)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(177,844,572)	$—	$(177,844,572)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

UT	Unlimited Tax

SCHEDULE OF INVESTMENTS	9